Note Popular, Inc. (Holding company only) financial information (Statement of Condition) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Assets
Cash And Due From Banks		$ 362,394		$ 363,674
Money market investments		2,890,217		2,180,092
Trading Securities		59,805		71,659
Available For Sale Securities		8,209,806	[1]	6,062,992	[2]
Other investment securities, at lower of cost or realizable value		167,818		172,248
Allowance for loan losses		540,651		537,111		$ 601,792
Premises and equipment, net		543,981		502,611
Investment in equity investees		218,062		212,838
Assets		38,661,609		35,761,733		33,086,771
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable		1,574,852		1,662,508
Other liabilities		911,951		1,019,018
Stockholders Equity		5,197,957		5,105,324		$ 4,267,382	$ 4,626,150
Total liabilities and stockholders' equity		38,661,609		35,761,733
Popular, Inc. Holding Co.
Assets
Cash And Due From Banks		47,783		24,298
Money market investments		252,347		262,204
Trading Securities		2,640		2,020
Available For Sale Securities		0		216
Other investment securities, at lower of cost or realizable value	[3]	9,850		9,850
Investment in BPPR and subsidiaries, at equity		3,658,451		3,598,393
Investment in Popular North America and subsidiaries, at equity		1,707,167		1,687,104
Investment in other non-bank subsidiaries, at equity		243,993		253,828
Other loans		1,142		1,176
Allowance for loan losses		2		3
Premises and equipment, net		3,067		2,823
Investment in equity investees		51,259		45,262
Other assets		11,257		10,817
Assets		5,988,954		5,897,988
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable		735,600		733,516
Other liabilities		55,309		59,148
Stockholders Equity		5,198,045		5,105,324
Total liabilities and stockholders' equity		$ 5,988,954		$ 5,897,988

[1]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[2]
Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.

[3]	Refer to Note 25 to the consolidated financial statements for information on the statutory trusts.